Bridge Notes Payable (Details Textual) (USD $)	3 Months Ended		12 Months Ended			12 Months Ended					142 Months Ended	12 Months Ended											12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member] Warrant [Member] Second Tranche [Member]	Dec. 31, 2009 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2001 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member]	Dec. 31, 2005 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] First Tranche [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock Warrant [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Series B Preferred Stock [Member]
Debt Instrument, Face Amount																			$ 750,000	$ 750,000			$ 3,862,011	$ 2,574,674
Covertible Debt Maturity Period																				Jan. 31, 2002
Debt Instrument, Interest Rate, Stated Percentage			4.00%																	8.00%				8.00%
Covertible Debt Conversion Percentage																				25.00%
Debt Instrument, Convertible, Conversion Price																				$ 1.00				$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,363,637																	187,500						1,287,337
Covertible Debt Extended Maturity Period																				March 2003					May 15, 2006
Proceeds from Convertible Debt												5,066				127,500	1,282,271			750,000	622,500			2,574,674	1,287,337	1,282,271	1,292,403
Beneficial conversion feature								839,211	127,500	735			839,211	127,500	735
Non-cash interest expense amortization of debt discount	(33,952)	163,920	614,450	508,846		2,819,549	2,546,246				9,421,931									255,000
Interest payable	39,379		33,379	8,982															11,833
Partial conversion of 4% Convertible Notes	345,580																	761,833
Excercise Price Of Warrant																			$ 1.00				$ 0.01
Expiry Period Of Warrant																			Dec. 23, 2012
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																								12.00%
Debt Instrument, Maturity Date Range, Start																								Dec. 15, 2005
Debt Instrument, Maturity Date Range, End																								May 15, 2006
Percentage Of Stock To Be Issued In Qualified Financing																												50.00%	100.00%
Debt Instrument, Convertible, Interest Expense																							$ 555,103
Expiry Period Of Warrants																							10 years